CONCENTRATIONS (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unusual Risk or Uncertainty [Line Items]
Current assets	$ 4,731,002	$ 4,584,700	$ 1,787,707
Total assets	22,197,258	23,107,260	5,772,614
Current liabilities	(8,475,727)	(8,144,125)	(3,408,543)
Subsidiary in Pakistan [Member]
Unusual Risk or Uncertainty [Line Items]
Current assets	1,086,946	698,174	529,260
Non-current assets	1,333,520	1,355,333	448,397
Total assets	2,420,466	2,053,507	977,657
Current liabilities	(1,268,687)	(1,233,618)	(859,062)
Non-current liabilities	(19,384)	(23,280)	(3,598)
Total liabilities	$ 1,132,395	$ 796,609	$ 114,997